Securities Sold Under Repurchase Agreements - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Banking and Thrift [Abstract]
Securities sold under repurchase agreements	$ 3,437,000	$ 9,078,000
Maximum amounts of outstanding repurchase agreements	8,753,000	10,527,000
Average daily balance outstanding	$ 5,784,000	$ 9,438,000
Weighted average interest rate on outstanding balance	0.27%	0.50%